Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association
(together, the “Company”)

Wells Fargo Securities, LLC
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Goldman Sachs Mortgage Company
KeyBanc Capital Markets, Inc.

KeyBank National Association
(together, the “Specified Parties”)

Re: DTP Commercial Mortgage Trust 2023-STE2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “DTP 2023-STE2 Accounting Tape.xlsx” provided by the Company on November 30, 2023 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and 10 related mortgaged properties (“Mortgaged Properties”) as of December 11, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by DTP Commercial Mortgage Trust 2023- STE2, Commercial Mortgage Pass-Through Certificates, Series 2023-STE2 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. When the term “Draft” is included with a document, it means the source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Loan Files, Cut-off Date, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, VA
November 30, 2023

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Address	Appraisal; Property Condition Assessment (PCA)
City	Appraisal
State	Appraisal
County	Appraisal
Zip	Appraisal
Nearest MSA	Appraisal
# of Buildings	Appraisal
Property Type	Appraisal
Property Sub type	Appraisal
Anchor Tenant	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy % as of Date	Underwritten Rent Roll
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Guarantor	Draft Guaranty
SF	Underwritten Rent Roll
Loan Purpose	Provided by the Company
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Mortgage Rate	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
CREFC Fee Rate	Provided by the Company
Rate Type	Draft Loan Agreement
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Original Principal Balance	Draft Loan Agreement
Loan Level Cut-Off Date Balance	Draft Loan Agreement
Loan Level Maturity Date Balance	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Amortization Term (Remaining)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
Appraisal Valuation Date	Appraisal
Appraised Value	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
Year Built / Renovated	Appraisal
Parking Spaces	Appraisal
Land Size (Acres)	Appraisal
Annual Base Rent as of December 1, 2023	Underwritten Rent Roll
Rent Escalations (annual)	Underwritten Rent Roll
Tenant Sales (2020)	Underwritten Rent Roll
Tenant Sales (2021)	Underwritten Rent Roll
Tenant Sales (2022)	Underwritten Rent Roll
3-Mile Pop.	Costar Demographic Reports
5-Mile Pop.	Costar Demographic Reports
10-Mile Pop.	Costar Demographic Reports
3-Mile Median HH Income	Costar Demographic Reports
5-Mile Median HH Income	Costar Demographic Reports
10-Mile Median HH Income	Costar Demographic Reports
3-Mile Average HH Income	Costar Demographic Reports
5-Mile Average HH Income	Costar Demographic Reports
10-Mile Average HH Income	Costar Demographic Reports
In-Place Base Rent	Underwritten Cash Flows
Percentage Rent	Underwritten Cash Flows
Reimbursements	Underwritten Cash Flows
Other Income	Underwritten Cash Flows
Gross Potential Income	Underwritten Cash Flows
Vacancy	Underwritten Cash Flows
Effective Gross Income	Underwritten Cash Flows
Real Estate Taxes	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
Other Expenses	Underwritten Cash Flows
Insurance	Underwritten Cash Flows
Management Fee	Underwritten Cash Flows
Total Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
Replacement Reserves	Underwritten Cash Flows
Tenant Improvements	Underwritten Cash Flows
Leasing Commissions	Underwritten Cash Flows
Total CapEx	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
Loan Cross Portfolio Name	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Draft Loan Agreement; Draft DACA; Draft Cash Management Agreement
Cash Management	Draft Loan Agreement; Draft DACA; Draft Cash Management Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Springing Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
Springing TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Draft Loan Agreement
Whole Loan Original Principal Balance	Draft Loan Agreement
Whole Loan Cut-Off Date Balance	Draft Loan Agreement
Whole Loan Maturity Date Balloon Payment	Draft Loan Agreement
Trust Notes Original Balance	Draft Loan Agreement
Trust Notes Cut-off Date Balance	Draft Loan Agreement
Trust Notes Maturity Date Balloon Payment	Draft Loan Agreement
Trust A Notes Original Principal Balance	Draft Loan Agreement
Trust A Notes Cut-Off Date Balance	Draft Loan Agreement
Junior Notes Original Balance ($)	Draft Loan Agreement
Junior Notes Cut-off Date Balance ($)	Draft Loan Agreement
Companion Notes Original Balance	Draft Loan Agreement
Companion Notes Cut-off Date Balance	Draft Loan Agreement
Companion Notes Description	Draft Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Sub Sec Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Date	Phase I Report
Phase II Performed	Phase II Report
Engineering Report Firm	PCA
Engineering Report Date	PCA
Seismic Report Date	Seismic Report, PCA
Seismic PML %	Seismic Report, PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, PCA
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Tenant SqFt	Underwritten Rent Roll
Second Largest Tenant Exp. Date	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Tenant SqFt	Underwritten Rent Roll
Third Largest Tenant Exp. Date	Underwritten Rent Roll
Fourth Largest Tenant Name	Underwritten Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
Fourth Largest Tenant SqFt	Underwritten Rent Roll
Fourth Largest Tenant Exp. Date	Underwritten Rent Roll
Fifth Largest Tenant Name	Underwritten Rent Roll
Fifth Largest Tenant SqFt	Underwritten Rent Roll
Fifth Largest Tenant Exp. Date	Underwritten Rent Roll

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Mortgage Rate multiplied by 365/360 multiplied by the Original Principal Balance divided by 12
Allocated Loan Amount	Individual property's Allocated Loan Amount prorated based on UW NOI
Allocated Loan Amount %	Individual property's Allocated Loan Amount divided by aggregate Allocated Loan Amount
Property Level Cut-Off Date Balance	Same as Allocated Loan Amount
% of Aggregate Cut-off Date Balance	Property Level Cut-Off Date Balance divided by the aggregate Property Level Cut-Off Date Balance
Property Level Maturity Date Balance	Same as Allocated Loan Amount
% of Aggregate Maturity Date Balance	Property Level Maturity Date Balance divided by the aggregate Property Level Maturity Date Balance
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by Appraised Value
LTV Ratio at Maturity or ARD	Original Principal Balance divided by Appraised Value
Cut-Off Date As-Is LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value
As-Is LTV Ratio at Maturity or ARD	Original Principal Balance divided by As-Is Appraised Value
UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount multiplied by 12
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Loan Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Loan Level Cut-Off Date Balance
WA Lease Commencement	Weighted average of individual property’s lease commencement date as sourced from the Underwritten Rent Roll
WA Lease Exp.	Weighted average of individual property’s lease expiration date as sourced from the Underwritten Rent Roll

ATTACHMENT B

Attribute	Calculation Methodology
% of Total NCF	Individual property's UW NCF divided by the aggregate UW NCF